Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,066	$ 8,005
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,066	8,005
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,709	3,344
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,426	1,408
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	430	473
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	177	383
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	176	200
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	155	197
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	151	139
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	145	129
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	137	139
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	108	106
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,452	$ 1,487